Vanguard Intermediate-Term Bond Index Fund Summary Prospectus

April 28, 2015

Investor Shares & Admiral™ Shares Vanguard Intermediate-Term Bond Index Fund Investor Shares (VBIIX) Vanguard Intermediate-Term Bond Index Fund Admiral Shares (VBILX)

The Fund’s statutory Prospectus and Statement of Additional Information dated April 28, 2015, as may be amended or supplemented, are incorporated into and made part of this Summary Prospectus by reference.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.vanguard.com/prospectus. You can also obtain this information at no cost by calling 800-662-7447 or by sending an e-mail request to online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective

The Fund seeks to track the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares		Admiral Shares
Sales Charge (Load) Imposed on Purchases	None		None
Purchase Fee	None		None
Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Redemption Fee	None		None
Account Service Fee (for certain fund account balances	$20	/year	$20	/year
below $10,000)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares		Admiral Shares
Management Fees	0.17%		0.08%
12b-1 Distribution Fee	None		None
Other Expenses	0.03%		0.02%
Total Annual Fund Operating Expenses	0.20%		0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Investor Shares	$20		$64	$113	$255
Admiral Shares	$10		$32	$56	$128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 5 and 10 years and are publicly issued.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund’s monthly income to fluctuate accordingly.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Intermediate-Term Bond Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.83% (quarter ended December 31, 2008), and the lowest return for a quarter was –3.97% (quarter ended June 30, 2013).

Average Annual Total Returns for Periods Ended December 31, 2014
	1	Year	5 Years	10 Years
Vanguard Intermediate-Term Bond Index Fund Investor Shares
Return Before Taxes	6.85%		5.92%	5.45%
Return After Taxes on Distributions	5.43		4.39	3.81
Return After Taxes on Distributions and Sale of Fund Shares	3.98		4.12	3.66
Vanguard Intermediate-Term Bond Index Fund Admiral Shares
Return Before Taxes	6.96%		6.03%	5.54%
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Barclays U.S. 5-10 Year Gov/Credit Float Adjusted Index	6.91%		6.08%	—%
Spliced Barclays U.S. 5-10 Year Gov/Credit Float Adjusted Index	6.91		6.08	5.50
Barclays U.S. 5-10 Year Gov/Credit Bond Index	6.91		6.07	5.50

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be

higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor The Vanguard Group, Inc. (Vanguard) Portfolio Manager

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has managed the Fund since 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares or Admiral Shares is $3,000 or $10,000, respectively. The minimum investment amount required to add to an existing Fund account is generally $1. Institutional, financial intermediary, and Vanguard retail managed clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Admiral Shares.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

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Vanguard Intermediate-Term Bond Index Fund Investor Shares—Fund Number 314
Vanguard Intermediate-Term Bond Index Fund Admiral Shares—Fund Number 5314

CFA® is a registered trademark owned by CFA Institute.

Vanguard Intermediate-Term Bond Index Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Intermediate-Term Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Intermediate-Term Bond Index Fund particularly or the ability of the Barclays
Index to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard
Intermediate-Term Bond Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and
Vanguard Intermediate-Term Bond Index Fund is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or the Vanguard Intermediate-Term Bond Index Fund or any owners or purchasers of the Vanguard Intermediate-Term Bond Index Fund. Barclays has no obligation to take the needs of Vanguard,
Vanguard Intermediate-Term Bond Index Fund or the owners of Vanguard Intermediate-Term Bond Index Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Intermediate-Term Bond Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of the Vanguard
Intermediate-Term Bond Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE
INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO
WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD INTERMEDIATE-
TERM BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED
THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE
RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION
OF THE BARCLAYS U.S. 5-10 YEAR GOVERNMENT/CREDIT FLOAT ADJUSTED INDEX, AND BARCLAYS SHALL NOT BE LIABLE
FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF
THE BARCLAYS INDICES. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS
ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX
OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT
LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA
INCLUDED THEREIN.

©2015 Barclays. Used with Permission.
Source: Barclays Global Family of Indices. Copyright 2015, Barclays. All rights reserved.

© 2015 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SP 314 042015